Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
AST FI PYRAMIS QUANTITATIVE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to seek long-term capital growth balanced by current income.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year ended December 31, the Portfolio's turnover rate was 152% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	152.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to a contractual management fee waiver implemented after the end of the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

		The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio normally invests approximately 65% of its assets in equity securities and approximately 35% of its assets in fixed income securities. Depending on market conditions, the equity portion may range between 55-75% of the Portfolio's assets, and the fixed income portion may range between 25-45% of the Portfolio's assets. The Portfolio's subadviser allocates the Portfolio's assets across uniquely specialized investment strategies (collectively, the Investment Strategies). The Portfolio has Investment Strategies that invest in equity securities, Investment Strategies that invest in fixed income securities and an investment strategy designed to provide liquidity (i.e., the Liquidity Sleeve). The asset allocation at the Portfolio level as well as the security selection at the Investment Strategy level rely on a diverse set of quantitative models combined with fundamental bottom-up research.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The risks summarized below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objectives, the Portfolio cannot guarantee success.

Asset-Backed and/or Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower than expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Asset Transfer Program Risk. Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio.

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with rising interest rates are currently heightened because interest rates in the US are near historic lows. Interest rates may continue to increase in the future, possibly suddenly and significantly, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Foreign Investment Risk. Investments in foreign securities generally involve more risk than investing in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.

High Yield Risk. Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., high yield securities or junk bonds) may be more sensitive to interest rate, credit and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.

Leverage Risk. Using leverage, the investment of borrowed cash, may amplify the Portfolio’s gains and losses and cause the Portfolio to be more volatile and riskier than if it had not been leveraged.

License Risk. The termination of a license used by the Portfolio, the Manager or a subadviser may have a significant effect on the operation of the Portfolio.

Liquidity Allocation Risk. The Portfolio’s liquidity strategy will result in a decrease in the amount of the Portfolio’s assets held in individual securities and an increase in the amount invested in derivatives (e.g., futures and options) and in short-term money market instruments. Under certain market conditions, short-term performance may be adversely affected as a result of this strategy.

Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of security.

Loan Risk. Investments in loans rated below investment grade, or unrated securities of similar quality, not registered with the Securities and Exchange Commission or listed on a securities exchange may be less liquid and more difficult to value than investments in instruments for which a trading market exists. Such investments are also subject to interest rate risk. Additionally, established settlement standards or remedies do not exist for portfolio transactions in loans.

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. The investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the intended or desired results. There is no guarantee that the investment objective of the Portfolio will be achieved.

Quantitative Model Risk. The Portfolio and certain underlying portfolios, if applicable, may use quantitative models as part of its investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective.

Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC, and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. A change in laws and regulations may materially impact the Portfolio, a security, business, sector or market.

Short Sale Risk. A short sale involves the risk that the price of a borrowed security or derivative will increase during the time the Portfolio has borrowed the security or derivative and the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Short sales may result in losses that are greater than the cost of the investment. In addition, the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

		Small and Medium Sized Company Risk. The shares of small and medium sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the price and liquidity of these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

The table also demonstrates how the Portfolio’s average annual returns compare to the returns of a custom blended index which consists of the Standard & Poor’s 500 Index (27%), Russell 2000 Index (5.5%), MSCI Europe, Australasia and the Far East (EAFE) Index (GD) (32.5%), and Bloomberg Barclays US Aggregate Bond Index (35%). PGIM Investments LLC and AST Investment Services, Inc. determined the weight of each index comprising the blended index.

		Note: Effective on or about April 30, 2018, the AST FI Pyramis® Quantitative Portfolio was re-named as AST Fidelity Institutional AMSM Quantitative Portfolio. The AST Fidelity Institutional AMSM Quantitative Portfolio, formerly the AST First Trust Balanced Target Portfolio, changed subadvisers and changed its investment policies and strategy effective February 10, 2014. The annual returns prior to February 10, 2014 for the Portfolio reflect the investment performance, investment operations, investment policies, and investment strategies of the former subadviser, and does not represent the actual or predicted performance of the Portfolio or its current subadviser.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table also demonstrates how the Portfolio’s average annual returns compare to the returns of a custom blended index which consists of the Standard & Poor’s 500 Index (27%), Russell 2000 Index (5.5%), MSCI Europe, Australasia and the Far East (EAFE) Index (GD) (32.5%), and Bloomberg Barclays US Aggregate Bond Index (35%). PGIM Investments LLC and AST Investment Services, Inc. determined the weight of each index comprising the blended index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not mean that the Portfolio will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
16.80%	3rd Quarter 2009	-16.99%	4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2017)
AST FI PYRAMIS QUANTITATIVE PORTFOLIO | AST FI PYRAMIS QUANTITATIVE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
+ Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
+ Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
= Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.94%	[1]
-Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.92%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	298
5 Years	rr_ExpenseExampleYear05	518
10 Years	rr_ExpenseExampleYear10	$ 1,153
2008	rr_AnnualReturn2008	(34.49%)
2009	rr_AnnualReturn2009	23.85%
2010	rr_AnnualReturn2010	14.36%
2011	rr_AnnualReturn2011	(1.51%)
2012	rr_AnnualReturn2012	10.64%
2013	rr_AnnualReturn2013	14.76%
2014	rr_AnnualReturn2014	3.15%
2015	rr_AnnualReturn2015	0.99%
2016	rr_AnnualReturn2016	4.25%
2017	rr_AnnualReturn2017	16.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.99%)
1 Year	rr_AverageAnnualReturnYear01	16.47%
5 Years	rr_AverageAnnualReturnYear05	7.74%
10-Year	rr_AverageAnnualReturnYear10	3.91%
AST FI PYRAMIS QUANTITATIVE PORTFOLIO | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.82%
5 Years	rr_AverageAnnualReturnYear05	15.78%
10-Year	rr_AverageAnnualReturnYear10	8.49%
AST FI PYRAMIS QUANTITATIVE PORTFOLIO | Blended Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.94%
5 Years	rr_AverageAnnualReturnYear05	8.57%
10-Year	rr_AverageAnnualReturnYear10	5.35%

[1]	Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to a contractual management fee waiver implemented after the end of the most recent fiscal year.
[2]	The Manager has contractually agreed to waive 0.020% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.